Fair values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Vessels (see also note 5)	$ 62,350	$ 48,242
Long -term borrowings	37,000	38,487
Financial liabilities	48,971	58,203
At fair value | Non-financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Vessels (see also note 5)		37,346
Non-financial assets at fair value		37,346
At fair value | Non-financial assets at fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Vessels (see also note 5)		37,346
At fair value | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		622
Financial Liabilities at fair value		622
At fair value | Financial liabilities measured at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments		622
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	37,000	38,487
Financial liabilities	37,000	38,487
Financial liabilities not measured at fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	$ 37,961	$ 39,853